Vanguard International Dividend Growth Fund Average Annual Total Returns - Investor Prospectus [Member]		12 Months Ended	26 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P International Developed Dividend Growers Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.13%	11.96%
MSCI ACWI ex USA Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	20.59%	7.91%	8.41%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		18.77%	9.84%
Performance Inception Date	Nov. 15, 2023
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.39%	9.43%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.56%	7.63%